Business Combinations - Identifiable intangible assets (Details) - USD ($) $ in Thousands	Apr. 03, 2019	Oct. 01, 2018	Feb. 03, 2017
AgileCraft
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 52,900
AgileCraft | Developed technology
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)	5 years
AgileCraft | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)	7 years
AgileCraft | Trade names
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)	3 years
AgileCraft | At fair value
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 52,900
AgileCraft | At fair value | Developed technology
Disclosure of detailed information about business combination [line items]
Intangible assets	34,600
AgileCraft | At fair value | Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets	16,900
AgileCraft | At fair value | Trade names
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 1,400
OpsGenie
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 87,900
OpsGenie | Developed technology
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)		5 years
OpsGenie | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)		10 years
OpsGenie | Trade names
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)		5 years
OpsGenie | At fair value
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 87,900
OpsGenie | At fair value | Developed technology
Disclosure of detailed information about business combination [line items]
Intangible assets		35,600
OpsGenie | At fair value | Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets		48,600
OpsGenie | At fair value | Trade names
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 3,700
Trello
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 127,400
Trello | Developed technology
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)			3 years
Trello | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)			2 years
Trello | Trade names
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)			3 years
Trello | At fair value
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 127,400
Trello | At fair value | Developed technology
Disclosure of detailed information about business combination [line items]
Intangible assets			50,600
Trello | At fair value | Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets			56,900
Trello | At fair value | Trade names
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 19,900